COMMITMENTS AND CONTINGENCIES - Lessor Minimum Future Rental Receivables (Details) $ in Thousands	Jan. 01, 2023 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Total	$ 4,309
2023	2,157
2024	2,152
2025	0
2026	0
2027	0
Thereafter	$ 0